Acquisitions and disposals	12 Months Ended
Jun. 30, 2023
Acquisitions and disposals
5. Acquisitions and disposals

4. Acquisitions and disposals

Agricultural business

Panamby Farm (Brazil)

On September 12, 2022 BrasilAgro has acquired a farmland located in the municipality of Querệncia, state of Mato Grosso, Brazil. The property has an arable area of 5,400 hectares (10,800 hectares of total área), of which 80% are suitable for second crop. The acquisition value is BRL 285.6 million (equivalent to 302 soybean bags per arable hectare at the date of transaction), which will be paid in two installments, a down payment of BRL 140 million at the signing of the contract and a second installment of BRL 145.6 million that will be paid on August 21, 2023.

Sale of fraction of farm "Morotí" (Paraguay)

On October 6, 2022, BrasilAgro completed the sale of a fraction of 863 hectares (498 arable hectares) of the "Morotí" farm located in the State of Boquerón, Paraguay. The sale value was USD 1.5 million and the buyer made an initial payment of USD 748.5 thousand. The remaining balance will be paid in three equal annual installments. This fraction of the field was valued on the books at BRL 853 thousand. After this operation, a remainder of 58,722 hectares of this field remains in the hands of BrasilAgro.

Rio do Meio II Farm (Brazil)

On November 8, 2022, BrasilAgro signed a contract for the sale of 1,965 hectares (1,423 arable hectares) of the Rio do Meio farm, a rural property located in the municipality of Correntina - Bahia, which was acquired in January 2020. The value to be paid was set at 291 soybeans bags, equivalent to BRL 62.4 million on the date of the transaction. The buyer made an initial payment of BRL 17.7 million. The contract establishes a schedule for the transfer of ownership and revenue is recognized in four stages. The first was completed on November 14, 2022 and a revenue of BRL 20 million was recognized. The other phases are scheduled for July of each year until 2025. This fraction of the field was valued on the books at BRL 17.8 million. After this operation, a remnant of 5,750 hectares of said farm remains in the hands of Brasilagro.

Sale of farm “Araucaria” (Brazil)

In March 2023, Brasilagro signed two contracts for the sale of the remaining surface of 5,517 hectares (4,011 arable hectares) of its Araucaria farm, located in the municipality of Mineiros, State of Goiás, Brazil.

The first transaction was carried out on March 28, 2023, selling 5,185 hectares (3,796 arable hectares) at a value of 790 soybeans bags per arable hectare, equivalent to BRL 409.3 on the date of the transaction. The amounts will be paid in 7 installments, the first on July 30, 2023 and the second on August 16,2023 and the rest are scheduled for March 1 of each year until 2028. The domain transfer was made on June 15, 2023.

The second transaction was carried out on March 29, 2023, in which 332 hectares (215 arable hectares) were sold for a value of 297 soybeans bags per arable hectare, equivalent to BRL 8.5 on the date of the transaction. The amounts will be paid in 5 installments, the first was collected on April 14, 2023 and the others are scheduled for March 30 of each year until 2027. The domain transfer was made on May 31, 2023.

Sale of fraction of farm "Jatoba VII" (Paraguay)

On June 29, 2023, BrasilAgro completed the sale of 4,408 hectares (3,202 arable hectares) of the ☐Jatobá VII☐ form, located in the municipality of Jaborandi - Bahia. The sale value was BRL 121.6 million (equivalent to 952,815 soybean bags). Payments will be in BRL and made in 7 annual installments, making the the first of them at the time of signing the contract. The remaining installments are scheduled for July 31 of each year until 2029.

Farm purchase - Los Sauces

On June 30, 2023, Cresud signed the deed for the acquisition and obtained control of the 1,250-hectare "Los Sauces" farm (1,200 arable agricultural hectares) located in the department of Conhello, province of La Pampa. The purchase price was USD 4.5 million. As of the date of these financial statements, there is a pending balance of USD 2.7 million to be paid in three installments, the first for USD 1.3 million payable on April 30, 2024, the second for USD 0.7 million on December 20, 2024 and the third for USD 0.7 million on December 20, 2025.

Urban property business and investments

“261 Della Paolera” floor sale

On August 17, 2022, the Company sold and transferred one floor of the tower “261 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building. The transaction price was set at approximately USD 12.6 million (USD/square meters 10,600), which had already been paid.

On February 28, 2023, the deed for the sale of 2 floors with a total of 2,394 square meters, 18 parking spaces, and 4 complementary units of the aforementioned building was signed. The transaction price was set at USD 22.5 million, which had already been paid.

On March 28, 2023, the deed for the sale of 5 floors with a total of 5,922 square meters, 49 parking spaces, and 10 complementary units of the same building was signed. The transaction price was set at USD 58.7 million, which had already been paid.

Barter transaction Córdoba

On August 18, 2022, the transfer of ownership was made as an exchange of the Property "Lot 16" located in the province of Córdoba, whose commitment had been celebrated on May 17, 2016. The price of the transaction was USD 2 million, and in exchange, the client assumes the commitment and the obligation to transfer, under the horizontal property regime, future real estate that will be functional units (apartments) and complementary units (storage rooms), whose construction and completion will be at his sole expense.

Zetol - Sell of plot and Boating Trust interest

On November 23, 2022, Zetol, subsidiary of Liveck S.A., sold the property number 46,931 located in Ciudad de la Costa, department of Canelones, to the Boating Trust for an amount of USD 8 million. The form of payment was the equivalent of USD 6 million in units and USD 2 million remains as an account receivable.

The units were delivered to the Maneiro family as partial cancellation of the debt that Liveck maintains with them for the purchase of the shares of Zetol.

Later that day, a novation agreement was made between Zetol and the Trust, substituting the receivable of USD 2 million that Zetol had for the sale of the plot, becoming trustor and beneficiary of the trust that will carry out the real estate development. Due to this, Zetol has the right to receive the net proceeds from the sale of units, equivalent to 791.7 square meters. Such a contract has established a minimum amount to be received.

Purchase of property on Paseo Colón Avenue

The Company purchased by public auction from the Government of the Autonomous City of Buenos Aires (hereinafter "GCABA"), a property located at 245 Paseo Colón Avenue and 12 parking spaces located at 275 Paseo Colón Avenue. The property, with potential for mixed uses, has 13 floors of offices in a covered area of approximately 13,700 m2 and an underground parking area. The purchase price was ARS 1,435 million, which was paid in full. On March 7th, 2023, the property was awarded.

On May 29, 2023, possession and the signing of the title transfer deed were already signed and simultaneously with the deed, the Company signed a bailment agreement with GCBA, which will maintain possession of the property free of charge for a period of 18 months (with the option to require a 6-month extension with a lease agreement), in accordance with the conditions agreed upon in the auction.

Purchase of Rundel Global Ltd´s common shares

On April 11, 2023 Tyrus S.A. purchased 573,442 class A preferred shares of Rundel Global Ltd for a total of USD 2.8 million, representing the 9.22% of the capital share.

Land acquisition Mendoza Bandera de los Andes 3027

On June 12, 2023, IRSA received possession of the land that had been duly sold to TROMEN S.A. in the province of Mendoza and which was subsequently repurchased in a judicial auction that took place on June 28, 2021. The price for ARS 30 million was compensated with the credit claimed judicially from TROMEN S.A..

Purchase of We Are Appa´s common-shares

On June 22, 2023 IRSA purchased We Are Appa´s  common-shares equivalent to 5.04% of the capital share. The operation was agreed for USD 115,000, equivalent to ARS 55.3 million. As a consequence of this operation, IRSA's holding in We Are Appa increased to 98.67% of the share capital.

Barter transaction Conil

On June 27, 2023, the barter transaction was signed with FIDEICOMISO ESQUINA GUEMES, which received 2 commercial premises, 2 apartments units and 4 parking spaces of the property located at Avenida General Güemes 898, Avellaneda district, province of Buenos Aires, which they were classified as “trading properties”. Likewise, a partial amendment of the barter transaction contract was signed, with which the parcel of land initially ceded is reincorporated.

Barter transaction Air Space Coto “Tower 2”

On June 30, 2023, in compliance with the barter transaction entered into in June 2016 with ABASTO TWINS S.A., the assignment of a functional parking space and the aerial right to raise of the “Tower 2 of  Coto Abasto” for a price of USD 3 million was signed, for which the sum of USD 15,250 was received in cash, and as non-cash consideration, the obligation to receive at least 29 functional units of the future tower, representing the equivalent of 20% of the square meters of the plans approved by the Government of the City of Buenos Aires, for the construction of the tower, with a minimum insured of 1,639 square meters.